IndexIQ Trust
(the “Trust”)

Supplement dated June 29, 2009
to the Prospectus dated June 30, 2008
(the “Prospectus”)

IQ ALPHA Hedge Strategy Fund
(the “Fund”)

At the June 8th, 2009 Meeting of the Board of Trustees for the Trust, the Board, including all of the uninterested members of the Board, approved the amendment of the terms of the expense limitation provided to the Fund by IndexIQ Advisors LLC (the “Advisor”). The Board approved the termination of the existing Expense Limitation Agreement and the entry into a new Expense Limitation Agreement dated as of July 1, 2009. Under the new Expense Limitation Agreement, the Advisor would reimburse the Fund for expenses (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, the fees and expenses of investment companies that are acquired by the Fund, extraordinary expenses, and payments, if any, under the Rule 12b-1 Plan) in excess of 1.65% of the average daily net assets of each class of shares of the Fund. The prior agreement set this level at 1.15% .

Pursuant to the actions taken by the Board, the Prospectus of the Trust is amended as follows:

     On page 6, under the heading “Fees and Expenses of the Fund,” the first sentence of the fifth footnote to the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

The Investment Advisor has contractually agreed to reduce its Management Fees and to reimburse other expenses to the extent ‘‘Total Annual Fund Operating Expenses’’ (excluding interest, taxes, brokerage fees and commissions, dividends paid on short sales, Acquired Fund Fees and Expenses, extraordinary expenses, and Distribution and or Service (12b-1) Fees, if any), as a percentage of average daily net assets, exceed 1.65% for the Investor Class Shares and the Institutional Class Shares through June 30, 2010.

     On page 9, under the heading “Portfolio Management—Expense Limitation Agreement,” the first sentence is deleted in its entirety and replaced with the following:

The Investment Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits ‘‘Total Annual Fund Operating Expenses’’ (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, extraordinary expenses, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.65% of the average daily net assets for the Investor Class Shares and the Institutional Class Shares of the Fund for the fiscal year ending June 30, 2010.

Investors Should Retain This Supplement for Future Reference

IndexIQ Trust
(the “Trust”)

     Supplement dated June 29, 2009
to the Statement of Additional Information dated June 30, 2008

IQ ALPHA Hedge Strategy Fund
(the “Fund”)

At the June 8th, 2009 Meeting of the Board of Trustees for the Trust, the Board, including all of the uninterested members of the Board, approved the amendment of the terms of the expense limitation provided to the Fund by IndexIQ Advisors LLC (the “Advisor”). The Board approved the termination of the existing Expense Limitation Agreement and the entry into a new Expense Limitation Agreement dated as of July 1, 2009. Under the new Expense Limitation Agreement, the Advisor would reimburse the Fund for expenses (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, the fees and expenses of investment companies that are acquired by the Fund, extraordinary expenses, and payments, if any, under the Rule 12b-1 Plan) in excess of 1.65% of the average daily net assets of each class of shares of the Fund. The prior agreement set this level at 1.15% .

Pursuant to the actions taken by the Board, the SAI of the Trust is amended as follows:

     On page B-22 of the SAI, under the heading “Management Services—Expense Limitation Agreement,” the first sentence is deleted in its entirety and replaced with the following:

The Investment Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits ‘‘Total Annual Fund Operating Expenses’’ (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, the fees and expenses of investment companies that are acquired by the Fund, extraordinary expenses, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.65% of the average daily net assets for the Investor Class Shares and the Institutional Class Shares of the Fund for the fiscal year ending June 30, 2010.

Investors Should Retain This Supplement for Future Reference